Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (30,763,863)	$ (13,202,933)	$ (17,106,497)	$ (1,235,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	539,411	341,775	655,267	163,248
Stock-based compensation	(303,784)	(1,502,195)	(2,120,111)	3,578,707
Deferred income taxes		(3,977,918)	(1,038,359)	(536,862)
Amortization of debt discount and other	10,447,435	9,173,753	12,231,501	18,647
Gain on extinguishment of debt	(350,320)	(1,040,400)	(1,040,400)
Impairment loss on assets			2,331,554
Intangible asset impairment	154,182
Bad debt expense	(85,155)
Unrealized loss (gain) on investments	10,284,002	(2,114,970)	(3,700,000)
(Gain) loss on investments and other assets			(3,663,940)	114,599
Non-cash consulting expense			632,877
Provision for inventory obsolescence	1,012,433	448,484	635,137	1,095,068
Changes in operating assets and liabilities:
Accounts receivable	(22,413)	(101,829)	(163,599)	2,562,491
Inventory	892,136	(2,847,188)	(2,579,581)	1,235,523
Other current assets	321,291	(477,706)	1,098,003	(1,348,655)
Security deposits			(459)	(20,967)
Other assets	(137,112)	(1,941)
Accounts payable	669,048	(631,412)	(304,637)	524,124
Income taxes payable	(496,026)	5,181,561	(2,110,592)	(714,692)
Lease liability	35,008	(7,523)	(19,073)	2,617
Accrued and other liabilities	(1,042,211)	(2,418,406)	(2,663,745)	(7,005,797)
Net Cash Used in Operating Activities	(8,845,938)	(13,178,848)	(15,226,654)	(1,566,970)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property and equipment and other assets	(1,404,013)	(9,162,617)
Payments for property and equipment			(9,331,967)	(914,336)
Payments for intangible assets				(190,151)
Payments for notes receivable	(216,885)	(118,689)	(579,790)	(204,879)
Purchase of marketable securities	(9,510,000)
Collections of notes receivable		5,000	5,000	113,727
Payment for acquisition of nonconsolidated interests			(2,937,000)
Cash paid for asset purchase	(400,000)	(2,937,000)
Net Cash Used in Investing Activities	(11,530,898)	(12,213,306)	(12,843,757)	(1,195,639)
CASH FLOWS FROM FINANCING ACTIVITIES:
Retirement of loan	(3,374,416)
Proceeds from issuance of promissory notes payable	10,922,329	30,000,000		1,040,400
Repayments of convertible notes payable			(100,000)
Repurchase of common stock				(899,500)
Common stock received on litigation settlement	(1,046,254)
Proceeds from issuance of common stock		3,073,607	3,078,607	3,023,390
Proceeds from convertible notes payable			30,000,000
Net Cash Provided by Financing Activities	6,501,659	33,073,607	32,978,607	3,164,290
IMPACT OF CURRENCY RATE CHANGES ON CASH	(35,864)	(45,331)	(29,339)
Increase in cash and cash equivalents	(13,911,041)	7,636,122	4,878,857	401,681
Cash and cash equivalents, beginning of fiscal year	17,023,266	12,144,409	12,144,409	11,742,728
Cash and cash equivalents, end of fiscal year	3,112,225	19,780,531	17,023,266	12,144,409
Supplemental cash flow information
Cash paid for interest	127,790	52,331	52,541	5,071
Cash paid for income taxes		47,412	47,489	828,233
Supplemented disclosure of non-cash investing and financing activities:
Related party loan fees, consulting fees, and interest obligations settled with shares of common stock			8,900,000
Stock issued for financing fees and prepaid interest on debt		5,400,000
Investment origination fee collected in shares of investee stock		$ 500,000	500,000
Right-of-use assets obtained in exchange for operating lease liability			523,998	164,970
Settlement obligation satisfied with shares of common stock				$ 400,000